Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 3,000	$ 59,011	$ 31,009	$ 162,372	$ 196,294	$ 685,379
Cost of sales	272	22,088	13,678	58,402	81,345	225,107
Gross profit	2,728	36,923	17,331	103,970	114,949	460,272
Operating expenses:
Professional fees	813,829	170,405	1,173,601	563,670	752,973	1,262,095
Salaries and wages	37,851	44,732	126,934	140,871	209,433	383,762
General and administrative	291,444	97,916	555,014	324,750	396,962	525,855
Total operating expenses	1,143,124	313,053	1,855,549	1,029,291	1,359,368	2,171,712
Operating loss	(1,140,396)	(276,130)	(1,838,218)	(925,321)	(1,244,419)	(1,711,440)
Other income (expense):
Interest expense	(189,726)	(165,774)	(539,619)	(484,106)	(665,427)	(629,386)
Amortization of debt discount	(82,040)	(68,762)	(108,835)	(318,315)	(387,072)	(303,398)
Gain on lease extinguishment		219,006		151,082
Gain on disposal	1,700		1,700	384,429
Gain on impairment of right of use assets					151,082
Gain on sale of land					177,883	17,177
Gain on sale of the license					208,346
Change in derivative liabilities expense	(1,084,865)	2,302,249	(759,620)	2,535,936	3,297,215	(1,010,737)
AP forgiveness					112,560
Other income (expense)		90,423	3,614	91,923	9,650
Total other income (loss)	(1,354,931)	2,377,142	(1,402,760)	2,360,949	2,904,237	(1,926,344)
Net income from continuing operations before income taxes	(2,495,327)	2,101,012	(3,240,978)	1,435,628	1,659,818	(3,637,784)
Provision for Income Taxes		(5,270)	(2,819)	(19,109)	(23,327)	(93,910)
Net income (loss)	(2,495,327)	2,095,742	(3,243,797)	1,416,519	1,636,491	(3,731,694)
Net income (loss) attributed to non-controlling interest	(38,236)	62,117	(104,106)	48,503	26,794	(155,080)
Net income (loss) attributed to Kaya Holdings, Inc.	$ (2,457,091)	$ 2,033,625	$ (3,139,691)	$ 1,368,016	$ 1,609,697	$ (3,576,614)
Basic net income per common share	$ (0.10)	$ 0.09	$ (0.13)	$ 0.06	$ 0.07	$ (0.24)
Weighted average number of common shares outstanding - Basic	24,327,183	22,172,835	23,626,850	22,172,835	22,172,835	15,049,410
Diluted net income per common share	$ (0.01)	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ (0.24)
Weighted average number of common shares outstanding - Diluted	24,327,183	143,718,093	23,626,850	143,718,093	203,750,520	15,049,410